Accrued Expenses and Other Current Liabilities (Tables)	12 Months Ended
Dec. 31, 2023
Accrued Expenses and Other Current Liabilities
Summary of Accrued Expenses and Other Current Liabilities

	As of December 31,
	2022	2023
	RMB	RMB
Accrued marketing and customer service expenses(1)	124,785	132,091
Payable related to mutual aid plans and medical crowdfunding(2)	57,838	44,812
Payroll and welfare payable	222,146	270,708
Tax payable	23,312	18,124
Payable related to services fee	51,516	46,200
Refund liability	66,625	41,966
Others	37,901	43,783
Total	584,123	597,684
(1)	Amount represents the accrued channel cost and customer service expense payable to third-party companies.
(2)

Amount represents the fund collected through external payment network providers that have not transferred to the custodian bank and the accrued payable for medical expense and one-year health insurance related to termination of mutual aid. The accrued payable for medical expense and one-year health insurance related to termination of mutual aid as of the year ended December 31, 2022 and 2023 are RMB27,675 and RMB16,646, respectively. See note 6 for disclosure related to fund receivable from external payment network providers.